UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01228
Van Kampen Growth and Income Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Jerry W. Miller
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 11/30
Date of reporting period: 8/31/08

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Growth and Income Fund
Portfolio of Investments ¦ August 31, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 90.9%
Aerospace & Defense 1.8%
Raytheon Co.	2,565,600	$153,910,344

Airlines 0.5%
Continental Airlines, Inc., Class B (a)	1,910,100	31,039,125
UAL Corp.	984,800	10,941,128

		41,980,253

Broadcasting & Cable TV 1.6%
Comcast Corp., Class A	6,601,100	139,811,298

Communications Equipment 2.1%
Alcatel-Lucent — ADR (France) (a)	15,152,100	93,639,978
Cisco Systems, Inc. (a)	3,601,300	86,611,265

		180,251,243

Computer Hardware 1.4%
Hewlett-Packard Co.	2,613,000	122,601,960

Computer Storage & Peripherals 0.2%
EMC Corp. (a)	1,255,600	19,185,568

Consumer Electronics 0.7%
Sony Corp. — ADR (Japan)	1,538,300	58,763,060

Consumer Finance 0.8%
Capital One Financial Corp.	1,509,400	66,624,916

Department Stores 0.8%
Macy’s, Inc.	3,081,300	64,152,666

Diversified Banks 0.9%
Mitsubishi UFJ Financial Group, Inc. - ADR (Japan)	1,988,400	15,191,376
Mizuho Financial Group, Inc. — ADR (Japan)	3,762,600	32,358,360
Sumitomo Mitsui Financial Group, Inc. (Japan)	4,560	27,744,276

		75,294,012

Van Kampen Growth and Income Fund
Portfolio of Investments ¦ August 31, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Diversified Chemicals 3.7%
Bayer AG — ADR (Germany)	3,362,800	$267,051,718
Du Pont (E.I.) de Nemours & Co.	1,068,600	47,488,584

		314,540,302

Drug Retail 0.0%
Rite Aid Corp. (a)	508,000	614,680

Electric Utilities 4.7%
American Electric Power Co., Inc.	4,586,000	179,037,440
Entergy Corp.	776,781	80,311,388
FirstEnergy Corp.	1,877,700	136,396,128

		395,744,956

Gold 0.8%
Newmont Mining Corp.	1,458,800	65,791,880

Health Care Distributors 0.6%
Cardinal Health, Inc.	943,429	51,869,726

Health Care Equipment 2.0%
Boston Scientific Corp. (a)	5,672,900	71,251,624
Covidien Ltd. (Bermuda)	1,834,975	99,217,098

		170,468,722

Home Improvement Retail 0.7%
Home Depot, Inc.	2,315,800	62,804,496

Household Products 1.4%
Kimberly-Clark Corp.	717,700	44,267,736
Procter & Gamble Co.	1,034,900	72,204,973

		116,472,709

Hypermarkets & Super Centers 3.0%
Wal-Mart Stores, Inc.	4,382,100	258,850,647

Industrial Conglomerates 3.9%
General Electric Co.	4,939,200	138,791,520
Siemens AG — ADR (Germany)	1,110,800	120,855,040

Van Kampen Growth and Income Fund
Portfolio of Investments ¦ August 31, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Industrial Conglomerates (continued)
Tyco International Ltd. (Bermuda)	1,595,475	$68,413,968

		328,060,528

Insurance Brokers 3.4%
Marsh & McLennan Cos., Inc.	9,107,400	290,799,282

Integrated Oil & Gas 6.8%
BP PLC — ADR (United Kingdom)	1,056,200	60,868,806
ConocoPhillips	687,280	56,707,473
Exxon Mobil Corp.	1,357,000	108,573,570
Occidental Petroleum Corp.	2,010,600	159,561,216
Royal Dutch Shell PLC, Class A - ADR (United Kingdom)		193,856,520

		579,567,585

Integrated Telecommunication Services 1.8%
Verizon Communications, Inc.	4,302,514	151,104,292

Internet Software & Services 1.6%
eBay, Inc. (a)	5,339,600	133,116,228

Investment Banking & Brokerage 2.1%
Charles Schwab Corp.	4,471,700	107,276,083
Merrill Lynch & Co., Inc.	2,386,500	67,657,275

		174,933,358

Life & Health Insurance 0.6%
Aegon N.V. (Netherlands)	4,123,700	48,618,423

Motorcycle Manufacturers 0.5%
Harley-Davidson, Inc.	1,045,900	41,605,902

Movies & Entertainment 5.4%
Time Warner, Inc.	16,812,200	275,215,714
Viacom, Inc., Class B (a)	6,156,200	181,484,776

		456,700,490

Van Kampen Growth and Income Fund
Portfolio of Investments ¦ August 31, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Multi-Line Insurance 0.7%
Hartford Financial Services Group, Inc.	929,540	$58,635,383

Oil & Gas Equipment & Services 0.6%
Schlumberger Ltd. (Netherlands Antilles)	562,940	53,040,207

Oil & Gas Exploration & Production 0.7%
Devon Energy Corp.	603,600	61,597,380

Other Diversified Financial Services 7.4%
Bank of America Corp.	3,435,403	106,978,450
Citigroup, Inc.	6,889,300	130,827,807
JPMorgan Chase & Co.	10,093,082	388,482,726

		626,288,983

Packaged Foods & Meats 5.5%
Cadbury PLC — ADR (United Kingdom)	3,236,848	149,131,298
Kraft Foods, Inc., Class A	3,516,477	110,804,190
Unilever N.V. (Netherlands)	7,600,500	209,773,800

		469,709,288

Personal Products 0.8%
Estee Lauder Cos., Inc., Class A	1,385,600	68,961,312

Pharmaceuticals 10.4%
Abbott Laboratories	3,381,200	194,182,316
Bristol-Myers Squibb Co.	6,426,100	137,132,974
Novartis AG — ADR (Switzerland)	2,133,200	118,691,248
Roche Holdings, Inc. — ADR (Switzerland)	1,492,100	126,339,837
Schering-Plough Corp.	10,831,900	210,138,860
Wyeth	2,301,100	99,591,608

		886,076,843

Property & Casualty Insurance 3.1%
Chubb Corp.	2,580,300	123,880,203
Travelers Cos., Inc.	3,068,086	135,486,678

		259,366,881

Van Kampen Growth and Income Fund
Portfolio of Investments ¦ August 31, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Regional Banks 2.6%
PNC Financial Services Group, Inc.	2,246,800	$161,657,260
SunTrust Banks, Inc.	1,505,900	63,082,151

		224,739,411

Restaurants 0.7%
Starbucks Corp. (a)	4,030,000	62,706,800

Semiconductors 1.0%
Intel Corp.	3,596,700	82,256,529

Soft Drinks 1.3%
Coca-Cola Co.	2,193,300	114,205,131

Systems Software 0.7%
Oracle Corp. (a)	1,275,400	27,969,522
Symantec Corp. (a)	1,348,900	30,093,959

		58,063,481

Tobacco 1.6%
Altria Group, Inc.	2,234,200	46,985,226
Philip Morris International, Inc.	1,612,300	86,580,510

		133,565,736

Total Common Stocks 90.9%		7,723,452,891

Investment Companies 1.8%
Financial Select Sector SPDR Fund	7,248,400	155,260,728

Total Investment Companies 1.8%		155,260,728

Convertible Preferred Stocks 1.2%
Diversified Banks 0.2%
Wachovia Corp., Ser L	22,400	18,392,640

Other Diversified Financial Services 1.0%
Bank of America Corp., Ser L	44,800	40,667,200

Van Kampen Growth and Income Fund
Portfolio of Investments ¦ August 31, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Other Diversified Financial Services (continued)
Citigroup, Inc., Ser T	925,800	$39,457,596

		80,124,796

Total Convertible Preferred Stocks 1.2%		98,517,436

Total Long-Term Investments 93.9%
(Cost $7,469,606,580)		$7,977,231,055

Short-Term Investments 6.0%
Repurchase Agreements 4.2%
Banc of America Securities ($111,336,196 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.08%, dated 08/29/08, to be sold on 09/02/08 at $111,361,928)		111,336,196
Citigroup Global Markets, Inc. ($111,336,197 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.10%, dated 08/29/08, to be sold on 09/02/08 at $111,362,175)		111,336,197
JPMorgan Chase & Co. ($33,400,859 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.11%, dated 08/29/08, to be sold on 09/02/08 at $33,408,690)		33,400,859
State Street Bank & Trust Co. ($103,804,748 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.75%, dated 08/29/08, to be sold on 09/02/08 at $103,824,932)		103,804,748

Total Repurchase Agreements 4.2%		359,878,000

Government Agency Obligations 1.8%
Federal Home Loan Bank Discount Notes ($151,600,000 par, yielding 1.98%, 09/02/08 maturity)		151,591,788

Total Short-Term Investments 6.0%
(Cost $511,469,788)		511,469,788
Total Investments 99.9%
(Cost $7,981,076,368)		8,488,700,843
Other Assets in Excess of Liabilities 0.1%		10,828,802

Net Assets 100.0%		$8,499,529,645

Van Kampen Growth and Income Fund
Portfolio of Investments ¦ August 31, 2008 (Unaudited) continued
Percentages are calculated as a percentage of net assets.
Securities with total market value equal to $27,744,276 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(a) Non-income producing security.
ADR — American Depositary Receipt
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (‘‘FAS 157’’), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities

Level 1 - Quoted Prices	$7,347,904,086
Level 2 - Other Significant Observable Inputs	1,140,796,757
Level 3 - Significant Unobservable Inputs	-0-

Total	$8,488,700,843

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Growth and Income Fund
By:	/s/ Jerry W. Miller
	Name:	Jerry W. Miller
	Title:	Principal Executive Officer
Date: October 23, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry W. Miller
	Name:	Jerry W. Miller
	Title:	Principal Executive Officer
Date: October 23, 2008

By:	/s/ Stuart N. Schuldt
	Name:	Stuart N. Schuldt
	Title:	Principal Financial Officer
Date: October 23, 2008